STOCK-BASED COMPENSATION (Weighted Average Assumptions) (Detail) - PBF Energy [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	38.60%	35.80%	39.50%
Dividend yield	3.54%	3.49%	4.58%
Risk-free rate of return	2.16%	2.82%	2.09%
Exercise price	$ 34.11	$ 35.25	$ 26.52
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		2 years 2 months 1 day
Expected volatility		39.04%
Dividend yield		2.95%
Risk-free rate of return		2.89%
Exercise price	$ 27.99	$ 50.23
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	2 years 2 months 1 day
Expected volatility	37.19%
Dividend yield	3.40%
Risk-free rate of return	1.66%
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	2 years 10 months 18 days
Expected volatility	41.70%
Dividend yield	3.67%
Risk-free rate of return	2.51%